SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Other (Expense) Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Condensed Financial Information Disclosure [Abstract]
(Losses) gains from business divestiture	$ 0	$ 4,768	$ 5,764
Gains on investments, net	0	0	1,660
Foreign currency losses, net	(1,398)	(846)	(51)
Gains (losses) on derivative financial instruments, net	179	(330)	(426)
Other (expense) income, net	(395)	(677)	204
Total other (expense) income, net	$ (1,614)	$ 2,915	$ 7,151